SUPPLEMENTAL INFORMATION	12 Months Ended
Dec. 31, 2020
Cash flows from (used in) operating activities [abstract]
SUPPLEMENTAL INFORMATION	SUPPLEMENTAL INFORMATION
The net change in working capital balances for the year ended December 31 shown in the consolidated statements of cash flows is comprised of the following:

(MILLIONS)	2020	2019	2018
Trade receivables and other current assets	$42	$(44)	$(20)
Accounts payable and accrued liabilities	8	(6)	—
Other assets and liabilities	(60)	26	(13)
	$(10)	$(24)	$(33)